UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 632-6000

Date of fiscal year end:             12/31

Date of reporting period:           9/30/2005

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio

Common Stocks—96.6%

Aerospace & Defense—1.5%
United Technologies Corp.	1,300	$67,392

Airlines—0.5%
Southwest Airlines Co.	1,500	22,275

Apparel & Textiles—0.8%
Liz Claiborne, Inc.	900	35,388

Automotive—0.5%
Lear Corp.	700	23,779

Banking—7.1%
Bank of America Corp.	3,200	134,720
Fifth Third Bancorp	2,000	73,460
Golden West Financial Corp.	1,500	89,085
North Fork Bancorporation, Inc.	1,100	28,050

		325,315

Business Services & Supplies—2.8%
ARAMARK Corp., Class B	2,400	64,104
Automatic Data Processing, Inc.	1,500	64,560

		128,664

Chemicals—2.2%
Cabot Corp.	700	23,107
Du Pont (E.I.) de Nemours & Co.	800	31,336
Huntsman Corp.	2,300	44,965

		99,408

Computer Software—5.8%
Computer Associates International, Inc.	1,200	33,372
Microsoft Corp.	7,200	185,256
Oracle Corp. (a)	3,750	46,462

		265,090

Description	Shares	Value

Computers & Business Equipment—6.4%
Avaya, Inc. (a)	6,500	$66,950
Cisco Systems, Inc. (a)	4,000	71,720
Hewlett-Packard Co.	2,200	64,240
International Business Machines Corp.	1,150	92,253

		295,163

Consumer Products—1.2%
Altria Group, Inc.	750	55,283

Cosmetics & Toiletries—1.8%
The Gillette Co.	1,400	81,480

Diversified—3.4%
Emerson Electric Co.	100	7,180
General Electric Co.	3,050	102,694
Honeywell International, Inc.	1,200	45,000

		154,874

Drugs & Health Care—3.9%
Allergan, Inc.	500	45,810
Bristol-Myers Squibb Co.	1,300	31,278
Merck & Co., Inc.	1,000	27,210
Pfizer, Inc.	3,050	76,159

		180,457

Environmental—0.8%
Republic Services, Inc.	1,100	38,819

Financial Services—9.2%
Citigroup, Inc.	2,700	122,904
JPMorgan Chase & Co.	2,754	93,443
MBNA Corp.	2,200	54,208
Merrill Lynch & Co., Inc.	600	36,810
The Bank of New York Co., Inc.	2,400	70,584
The Bear Stearns Cos., Inc.	400	43,900

		421,849

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio (continued)

Food & Beverages—0.6%
The Pepsi Bottling Group, Inc.	1,000	$28,550

Forest & Paper Products—1.9%
Ball Corp.	1,200	44,088
International Paper Co.	1,400	41,720

		85,808

Insurance—3.7%
American International Group, Inc.	1,500	92,940
The Allstate Corp.	800	44,232
The St. Paul Travelers Cos., Inc.	700	31,409

		168,581

Leisure & Entertainment—0.7%
Expedia, Inc. (a)	1,700	33,677

Manufacturing—3.1%
Dover Corp.	1,000	40,790
Ingersoll-Rand Co., Ltd., Class A	1,200	45,876
Tyco International, Ltd.	2,000	55,700

		142,366

Medical Products & Services—5.6%
Abbott Laboratories	900	38,160
Becton, Dickinson & Co.	800	41,944
Boston Scientific Corp. (a)	900	21,033
Johnson & Johnson	1,800	113,904
Laboratory Corp. of America Holdings (a)	900	43,839

		258,880

Multimedia—6.4%
Clear Channel Communications, Inc.	2,100	69,069
News Corp., Class A	7,000	109,130
Tribune Co.	1,300	44,057
Viacom, Inc., Class B	1,200	39,612
Westwood One, Inc.	1,600	31,824

		293,692

Description	Shares	Value

Oil & Gas—14.0%
BJ Services Co.	1,600	$57,584
Burlington Resources, Inc.	500	40,660
Chevron Corp.	1,300	84,149
ConocoPhillips	1,500	104,865
Exxon Mobil Corp.	2,800	177,912
GlobalSantaFe Corp.	1,050	47,901
Halliburton Co.	800	54,816
Marathon Oil Corp.	600	41,358
Occidental Petroleum Corp.	400	34,172

		643,417

Printing & Publishing—0.5%
Dex Media, Inc.	800	22,232

Restaurants—1.4%
McDonald’s Corp.	1,900	63,631

Retail—5.2%
Amazon.com, Inc. (a)	700	31,710
Dollar Tree Stores, Inc. (a)	1,900	41,135
Sears Holdings Corp. (a)	220	27,372
The Home Depot, Inc.	1,800	68,652
Wal-Mart Stores, Inc.	1,550	67,921

		236,790

Semiconductors & Components—1.2%
Intel Corp.	2,300	56,695

Telecommunications—4.4%
ALLTEL Corp.	800	52,088
Sprint Nextel Corp.	3,774	89,746
Verizon Communications, Inc.	1,850	60,476

		202,310

Total Common Stocks
(Identified cost $4,063,686)		4,431,865

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Principal Amount (000)	Value

Lazard Retirement Equity Portfolio (concluded)

Repurchase Agreement—3.3%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $160,000 United States Treasury Bill, 03/02/06, with a value of $157,520) Proceeds of $151,040 (Identified cost $151,000)	$151	$151,000

Total Investments—99.9%
(Identified cost $4,214,686) (b)		$4,582,865
Cash and Other Assets in Excess of Liabilities—0.1%		4,722

Net Assets—100.0%		$4,587,587

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio

Common Stocks—97.5%

Aerospace & Defense—2.1%
DRS Technologies, Inc.	18,950	$935,372
Engineered Support Systems, Inc.	17,000	697,680
Esterline Technologies Corp. (a)	32,000	1,212,480

		2,845,532

Agriculture—1.2%
Delta & Pine Land Co.	35,950	949,440
The Scotts Miracle-Gro Co., Class A	8,300	729,819

		1,679,259

Apparel & Textiles—0.7%
The Timberland Co., Class A (a)	30,000	1,013,400

Automotive—0.8%
Rush Enterprises, Inc., Class A (a)	9,500	145,160
Wabash National Corp.	50,000	983,000

		1,128,160

Banking—8.3%
Bank of the Ozarks, Inc.	33,600	1,153,488
BankUnited Financial Corp., Class A	57,400	1,312,738
Boston Private Financial Holdings, Inc.	27,100	719,234
First Community Bancorp	15,200	727,016
First Midwest Bancorp, Inc.	23,000	856,520
MAF Bancorp, Inc.	2,800	114,800
MB Financial, Inc.	33,900	1,321,422
Provident Bankshares Corp.	19,800	688,644
Sterling Bancshares, Inc.	63,000	926,730
Texas Regional Bancshares, Inc., Class A	46,850	1,348,811
The South Financial Group, Inc.	20,300	544,852
Umpqua Holdings Corp.	36,600	890,112
United Bankshares, Inc.	17,850	623,858

		11,228,225

Description	Shares	Value

Building & Construction—1.0%
Levitt Corp., Class A	36,300	$832,722
Texas Industries, Inc.	10,300	560,320

		1,393,042

Business Services & Supplies—7.9%
ADVO, Inc.	48,575	1,519,912
Arbitron, Inc.	29,400	1,171,296
BearingPoint, Inc. (a)	13,400	101,706
MPS Group, Inc. (a)	105,200	1,241,360
Tetra Tech, Inc. (a)	57,800	972,196
The BISYS Group, Inc. (a)	67,700	909,211
Watson Wyatt & Co. Holdings	48,700	1,312,465
WESCO International, Inc. (a)	41,900	1,419,153
Wireless Facilities, Inc. (a)	168,400	976,720
Wright Express Corp.	49,800	1,075,182

		10,699,201

Chemicals—2.6%
PolyOne Corp. (a)	118,700	719,322
Rogers Corp. (a)	30,700	1,188,090
Spartech Corp.	34,600	676,084
Westlake Chemical Corp.	33,300	901,764

		3,485,260

Computer Software—1.9%
Agile Software Corp. (a)	51,500	369,255
Secure Computing Corp. (a)	53,100	602,685
SERENA Software, Inc. (a)	47,800	952,654
WebEx Communications, Inc. (a)	28,200	691,182

		2,615,776

Computers & Business Equipment—3.8%
ADE Corp. (a)	25,800	579,984
Avocent Corp. (a)	29,500	933,380
Brooks Automation, Inc. (a)	54,100	721,153
Dot Hill Systems Corp. (a)	163,100	1,097,663
Photon Dynamics, Inc. (a)	42,900	821,535
Polycom, Inc. (a)	64,700	1,046,199

		5,199,914

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (continued)

Consumer Products—1.7%
Fossil, Inc. (a)	36,000	$654,840
Matthews International Corp., Class A	17,600	665,104
WMS Industries, Inc. (a)	33,000	928,290

		2,248,234

Diversified—0.8%
The Liberty Corp.	24,200	1,134,738

Drugs & Health Care—6.0%
AMERIGROUP Corp. (a)	35,900	686,408
BioScrip, Inc. (a)	94,700	615,550
First Horizon Pharmaceutical Corp. (a)	49,400	981,578
Gentiva Health Services, Inc. (a)	13,700	248,244
K-V Pharmaceutical Co., Class A (a)	34,000	604,180
Kindred Healthcare, Inc. (a)	43,700	1,302,260
LifePoint Hospitals, Inc. (a)	35,400	1,548,042
Taro Pharmaceutical Industries, Ltd. (a)	55,500	1,428,015
Ventiv Health, Inc. (a)	26,100	684,081

		8,098,358

Education—0.8%
Learning Tree International, Inc. (a)	80,700	1,065,240

Environmental—0.5%
Waste Connections, Inc. (a)	17,800	624,424

Equipment Rental—0.8%
United Rentals, Inc. (a)	55,300	1,089,963

Financial Services—0.6%
Financial Federal Corp.	20,150	801,970

Food & Beverages—0.9%
Performance Food Group Co. (a)	38,500	1,215,060

Funeral Services—0.4%
Alderwoods Group, Inc. (a)	29,100	476,658

Description	Shares	Value

Insurance—3.3%
Arch Capital Group, Ltd. (a)	27,900	$1,383,561
Assured Guaranty, Ltd.	46,300	1,107,959
Bristol West Holdings, Inc.	61,400	1,120,550
Scottish Re Group, Ltd.	37,800	901,152

		4,513,222

Leisure & Entertainment—1.6%
Alliance Gaming Corp. (a)	109,100	1,183,735
Carmike Cinemas, Inc.	20,300	465,682
Sotheby’s Holdings, Inc., Class A (a)	27,300	456,456

		2,105,873

Manufacturing—4.1%
Acuity Brands, Inc.	21,200	629,004
Federal Signal Corp.	37,400	639,166
Herman Miller, Inc.	21,500	651,450
Knoll, Inc.	37,400	686,290
Ladish Co., Inc. (a)	24,300	423,792
RBC Bearings, Inc.	40,100	639,595
Regal-Beloit Corp.	34,100	1,106,204
The Middleby Corp. (a)	10,600	768,500

		5,544,001

Medical Products & Services—4.4%
Advanced Medical Optics, Inc. (a)	32,900	1,248,555
Candela Corp. (a)	25,600	251,392
Connetics Corp. (a)	56,700	958,797
Hanger Orthopedic Group, Inc. (a)	128,300	987,910
PSS World Medical, Inc. (a)	81,000	1,080,540
Symmetry Medical, Inc.	59,800	1,417,260

		5,944,454

Metals & Mining—6.2%
Cleveland-Cliffs, Inc.	15,500	1,350,205
Kennametal, Inc.	22,300	1,093,592
NS Group, Inc. (a)	3,300	129,525
Olin Corp.	46,750	887,782
Oregon Steel Mills, Inc. (a)	58,300	1,626,570
RTI International Metals, Inc. (a)	49,200	1,936,020
Steel Dynamics, Inc.	43,000	1,460,280

		8,483,974

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (continued)

Oil & Gas—9.8%
Brigham Exploration Co. (a)	84,900	$1,090,965
Denbury Resources, Inc. (a)	14,600	736,424
Dresser-Rand Group, Inc.	58,600	1,443,318
Energy Partners, Ltd. (a)	33,900	1,058,358
Forest Oil Corp. (a)	16,000	833,600
Grey Wolf, Inc. (a)	116,300	980,409
Key Energy Services, Inc. (a)	89,050	1,313,488
Kinder Morgan Management, LLC (a)	23,093	1,144,486
Maverick Tube Corp. (a)	18,200	546,000
Oil States International, Inc. (a)	28,900	1,049,359
Range Resources Corp.	25,900	999,999
Todco, Class A	26,500	1,105,315
Veritas DGC, Inc. (a)	27,300	999,726

		13,301,447

Printing & Publishing—1.8%
Journal Register Co.	71,468	1,156,352
R.H. Donnelley Corp. (a)	19,600	1,239,896

		2,396,248

Real Estate—4.5%
Alexandria Real Estate Equities, Inc.	14,000	1,157,660
BioMed Realty Trust, Inc.	24,500	607,600
Brandywine Realty Trust	26,300	817,667
Capital Automotive REIT	23,100	894,201
Cousins Properties, Inc.	22,600	682,972
Lexington Corporate Properties Trust	33,800	795,990
Prentiss Properties Trust	12,300	499,380
The Mills Corp.	10,750	592,110

		6,047,580

Restaurants—0.7%
CBRL Group, Inc.	17,700	595,782
RARE Hospitality International, Inc. (a)	14,400	370,080

		965,862

Description	Shares	Value

Retail—1.7%
CSK Auto Corp. (a)	16,900	$251,472
Dick’s Sporting Goods, Inc. (a)	31,700	954,487
PETCO Animal Supplies, Inc. (a)	25,200	533,232
The Finish Line, Inc.	39,300	573,387

		2,312,578

Semiconductors & Components—6.6%
Actel Corp. (a)	73,300	1,059,918
Benchmark Electronics, Inc. (a)	47,000	1,415,640
Coherent, Inc. (a)	39,900	1,168,272
Exar Corp. (a)	89,000	1,247,780
Integrated Device Technology, Inc. (a)	153,100	1,644,294
Microsemi Corp. (a)	28,500	727,890
TTM Technologies, Inc. (a)	121,600	869,440
Zoran Corp. (a)	59,100	845,130

		8,978,364

Telecommunications—1.9%
C-COR, Inc. (a)	145,000	978,750
SafeNet, Inc. (a)	45,800	1,662,998

		2,641,748

Telecommunications Equipment—1.4%
Applied Signal Technology, Inc.	59,400	1,133,352
CommScope, Inc. (a)	35,900	622,506
Oplink Communications, Inc. (a)	116,000	176,320

		1,932,178

Transportation—4.8%
AirTran Holdings, Inc. (a)	111,200	1,407,792
Genco Shipping & Trading, Ltd.	27,000	514,890
Hub Group, Inc., Class A (a)	26,800	983,828
OMI Corp.	99,500	1,778,065
Pacer International, Inc.	52,100	1,373,356
Swift Transportation Co., Inc. (a)	29,250	517,725

		6,575,656

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (concluded)

Utilities—1.9%
AGL Resources, Inc.	18,150	$673,546
Cleco Corp.	48,200	1,136,556
New Jersey Resources Corp.	16,500	758,670

		2,568,772

Total Common Stocks
(Identified cost $121,025,991) (b)		$132,354,371

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.6%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $3,630,000 United States Treasury Bill, 03/02/06, with a value of $3,575,735) Proceeds of $3,499,918 (Identified cost $3,499,000)	$3,499	$3,499,000

Total Investments—100.1%
(Identified cost $124,524,991) (b)		$135,853,371
Liabilities in Excess of Cash and Other Assets—(0.1)%		(79,210)

Net Assets—100.0%		$135,774,161

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio

Common Stocks—97.3%

Belgium—1.7%
Belgacom SA	69,200	$2,353,588
InBev NV	52,600	2,087,060

Total Belgium		4,440,648

Finland—0.9%
Nokia Oyj	138,900	2,334,459

France—16.6%
Axa	139,300	3,835,911
BNP Paribas SA	64,800	4,941,478
Carrefour SA	41,400	1,910,705
France Telecom SA	157,800	4,543,208
Lafarge SA	28,900	2,550,529
Lagardere SCA	50,930	3,625,892
Sanofi-Aventis	38,708	3,208,446
Schneider Electric SA	39,500	3,128,843
Total SA	36,593	10,019,279
Vivendi Universal SA	153,100	5,013,329

Total France		42,777,620

Germany—5.8%
Deutsche Bank AG	27,100	2,542,622
Siemens AG	79,900	6,174,846
Volkswagen AG	100,300	6,191,448

Total Germany		14,908,916

Ireland—2.0%
Bank of Ireland	146,700	2,325,826
CRH PLC	99,547	2,706,425

Total Ireland		5,032,251

Italy—4.7%
Banco Popolare di Verona e Novara Scrl	62,600	1,184,182
Eni SpA	189,775	5,653,704
Telecom Italia SpA	1,590,500	5,187,072

Total Italy		12,024,958

Description	Shares	Value

Japan—24.1%
East Japan Railway Co.	611	$3,493,277
Fanuc, Ltd.	39,800	3,223,610
Fujitsu, Ltd.	449,800	2,968,505
Hoya Corp.	133,600	4,523,469
Mitsubishi UFJ Financial Group, Inc.	678	8,913,182
Murata Manufacturing Co., Ltd.	70,300	3,926,231
Nomura Holdings, Inc.	273,100	4,243,242
NTT DoCoMo, Inc.	1,520	2,709,017
Shin-Etsu Chemical Co., Ltd.	30,300	1,323,319
Shinsei Bank, Ltd.	389,000	2,453,988
Sony Corp.	95,800	3,152,762
Takeda Pharmaceutical Co., Ltd.	83,500	4,980,236
The Joyo Bank, Ltd.	263,000	1,605,753
The Sumitomo Trust and Banking Co., Ltd.	332,000	2,735,910
Tokyo Gas Co., Ltd.	882,000	3,587,454
Toyota Motor Corp.	175,700	8,061,055

Total Japan		61,901,010

Netherlands—2.5%
Heineken NV	94,763	3,051,645
TNT NV	136,600	3,404,180

Total Netherlands		6,455,825

Norway—1.9%
DNB NOR ASA	119,800	1,239,443
Statoil ASA	146,800	3,656,331

Total Norway		4,895,774

Singapore—1.2%
Oversea-Chinese Banking Corp., Ltd.	852,920	3,155,223

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)

Switzerland—10.0%
Compagnie Financiere Richemont AG, A Shares	75,300	$2,993,310
Credit Suisse Group	143,070	6,358,667
Nestle SA	18,840	5,538,383
Novartis AG	142,200	7,240,977
Zurich Financial Services AG (a)	20,800	3,557,417

Total Switzerland		25,688,754

United Kingdom—25.9%
Barclays PLC	600,400	6,086,222
BP PLC	445,020	5,302,365
Cadbury Schweppes PLC	341,040	3,451,071
Cobham PLC	472,400	1,322,532
Diageo PLC	438,975	6,329,216
GlaxoSmithKline PLC	229,200	5,846,991
HSBC Holdings PLC	188,886	3,064,232
Imperial Tobacco Group PLC	118,380	3,401,080
Marks & Spencer Group PLC	567,400	3,761,694
National Grid PLC	355,324	3,341,034
Prudential PLC	319,083	2,904,301
Royal Bank of Scotland Group PLC	233,200	6,637,998
Royal Dutch Shell PLC, Class A	183,700	6,083,999
Unilever PLC	378,900	3,968,248
Vodafone Group PLC	1,926,200	5,026,271

Total United Kingdom		66,527,254

Total Common Stocks
(Identified cost $215,615,593)		250,142,692

Description	Principal Amount (000)	Value

Repurchase Agreement—2.6%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $7,025,000 United States Treasury Bill, 03/02/06, with a value of $6,916,113) Proceeds of $6,781,780 (Identified cost $6,780,000)	$6,780	$6,780,000

Total Investments—99.9%
(Identified cost $222,395,593) (b)		$256,922,692
Cash and Other Assets in Excess of Liabilities—0.1%		173,848

Net Assets—100.0%		$257,096,540

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio

Common Stocks—84.9%

Brazil—9.8%
Brasil Telecom Participacoes SA ADR	25,200	$1,071,756
Companhia de Bebidas das Americas ADR	2,754	82,620
Companhia de Concessoes Rodoviarias	32,500	928,195
Companhia Vale do Rio Doce ADR	31,600	1,385,976
Grendene SA	45,800	333,968
Petroleo Brasileiro SA ADR	26,400	1,887,336
Souza Cruz SA	52,100	632,944

Total Brazil		6,322,795

Canada—1.3%
PetroKazakhstan, Inc., Class A	15,900	865,437

Chile—0.6%
Administradora de Fondos de Pensiones Provida SA Sponsored ADR	13,560	395,138

China—2.5%
China Techfaith Wireless Communication Technology, Ltd. ADR (a)	17,400	164,430
People’s Food Holdings, Ltd.	1,063,000	692,098
Yanzhou Coal Mining Co., Ltd	932,900	733,549

Total China		1,590,077

Egypt—3.5%
Commercial International Bank	94,700	986,294
Eastern Tobacco	16,144	616,611
Orascom Telecom Holding SAE	7,000	685,417

Total Egypt		2,288,322

Description	Shares	Value

Hong Kong—2.8%
China Netcom Group Corp. (Hong Kong), Ltd.	247,000	$425,052
CNOOC, Ltd. ADR	5,900	425,921
Hutchison Telecommunications International, Ltd. (a)	306,000	443,750
Texwinca Holdings, Ltd.	752,000	513,757

Total Hong Kong		1,808,480

Hungary—1.6%
Gedeon Richter Rt.	3,500	632,311
MOL Magyar Olaj-es Gazipari Rt.	3,900	432,672

Total Hungary		1,064,983

India—8.1%
Hero Honda Motors, Ltd.	29,110	491,291
Hindalco Industries, Ltd. GDR (c)	208,300	687,390
Hindustan Lever, Ltd.	95,200	392,255
Oil and Natural Gas Corp., Ltd.	20,300	489,850
Reliance Industries, Ltd.	64,400	1,162,320
Satyam Computer Services, Ltd.	65,282	831,598
State Bank of India	54,600	1,165,644

Total India		5,220,348

Indonesia—4.2%
PT Bank Mandiri	3,883,500	547,237
PT Bumi Resources	7,414,000	648,455
PT Telekomunikasi Indonesia Sponsored ADR	73,100	1,521,211

Total Indonesia		2,716,903

Israel—1.5%
Bank Hapoalim BM	251,300	977,430

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio (continued)

Mexico—4.5%
America Telecom SA de CV, Series A1 Shares (a)	110,800	$459,284
Fomento Economico Mexicano SA de CV Sponsored ADR	12,035	841,487
Grupo Televisa SA Sponsored ADR	11,600	831,836
Kimberly-Clark de Mexico SA de CV	81,000	304,962
Urbi, Desarrollos Urbanos, SA de CV (a)	60,500	448,884

Total Mexico		2,886,453

Morocco—0.5%
Maroc Telecom	28,700	303,976

Peru—0.9%
Credicorp, Ltd.	19,400	554,258

Philippines—1.2%
Philippine Long Distance Telephone Co. Sponsored ADR	26,300	800,835

Russia—4.7%
AFK Sistema Sponsored GDR (c)	21,100	516,950
LUKOIL Sponsored ADR	25,880	1,496,382
Mobile TeleSystems Sponsored ADR	25,400	1,033,272

Total Russia		3,046,604

South Africa—7.5%
Edgars Consolidated Stores, Ltd.	171,200	854,964
Kumba Resources, Ltd.	56,800	880,004
Murray & Roberts Holdings, Ltd.	157,000	485,246
Old Mutual PLC	391,400	960,741
Sanlam, Ltd.	134,000	269,783
Steinhoff International Holdings, Ltd.	451,603	1,399,339

Total South Africa		4,850,077

Description	Shares	Value

South Korea—18.8%
GS Engineering & Construction Corp.	9,800	$391,435
Hite Brewery Co., Ltd.	3,900	483,053
Hyundai Motor Co.	5,750	449,952
Kangwon Land, Inc.	41,300	705,847
Kookmin Bank	36,090	2,131,095
KT Corp. Sponsored ADR	20,790	467,775
LG Electronics, Inc.	11,100	744,974
LG Household & Health Care, Ltd.	18,500	1,063,994
LG.Philips LCD Co., Ltd. ADR (a)	33,600	690,816
Samsung Electronics Co., Ltd. GDR (c)	9,926	2,823,947
Samsung Fire & Marine Insurance Co., Ltd.	8,442	875,407
Samsung SDI Co., Ltd.	5,960	620,893
SK Corp.	11,900	691,263

Total South Korea		12,140,451

Taiwan—6.9%
Advantech Co., Ltd.	193,502	483,966
Chinatrust Financial Holding Co., Ltd.	745,717	642,676
Chunghwa Telecom Co., Ltd. Sponsored ADR	18,100	335,031
Delta Electronics, Inc.	179,000	305,835
Delta Electronics, Inc. Sponsored GDR	31,552	271,347
Fubon Financial Holding Co., Ltd.	637,000	583,532
Hon Hai Precision Industry Co., Ltd.	162,922	758,508
Taiwan Semiconductor Manufacturing Co., Ltd.	617,299	991,458
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	15,300	125,766

Total Taiwan		4,498,119

Thailand—0.4%
Thai Union Frozen Products PCL	413,800	289,705

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio (concluded)

Turkey—3.1%
Akbank TAS	190,400	$1,266,268
Turkcell Iletisim Hizmetleri AS ADR	52,533	717,070

Total Turkey		1,983,338

Venezuela—0.5%
Compania Anonima Nacional Telefonos de Venezuela ADR	22,485	315,464

Total Common Stocks
(Identified cost $41,885,415)		54,919,193

Preferred Stocks—11.3%

Brazil—11.3%
All America Latina Logistica SA Units	14,100	561,677
Caemi Mineracao e Metalurgia SA	1,539,350	2,452,816
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	23,700	684,219
Companhia de Bebidas das Americas ADR	25,670	954,411
Gerdau SA Sponsored ADR	53,500	798,755
Telemar Norte Leste SA	39,742	1,028,589
Usinas Siderurgicas de Minas Gerais SA	35,100	819,972

Total Brazil		7,300,439

Total Preferred Stocks
(Identified cost $4,496,541)		7,300,439

Description	Principal Amount (000)	Value

Repurchase Agreement—3.6%
State Street Bank and Trust Co., 3.15%, 10/03/05 (Dated 09/30/05, collateralized by $2,420,000 United States Treasury Bill, 03/02/06, with a value of $2,382,490)Proceeds of $2,334,613 (Identified cost $2,334,000)	$2,334	$2,334,000

Total Investments—99.8%
(Identified cost $48,715,956) (b)		$64,553,632
Cash and Other Assets in Excess of Liabilities—0.2%		149,597

Net Assets—100.0%		$64,703,229

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement Equity	$4,214,686	$525,926	$157,747	$368,179
Retirement Small Cap	124,524,991	16,334,128	5,005,748	11,328,380
Retirement International Equity	222,395,593	36,463,197	1,936,098	34,527,099
Retirement Emerging Markets	48,715,956	16,419,792	582,116	15,837,676

(c)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

Lazard Retirement Series, Inc.

Portfolios of Investments (continued)
September 30, 2005 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Portfolio

Aerospace & Defense	0.5%	—%
Apparel & Textiles	—	2.6
Automotive	5.5	1.5
Banking	20.2	12.8
Brewery	2.0	3.7
Building & Construction	2.0	2.0
Chemicals	0.5	1.8
Computers & Business Equipment	1.2	—
Computer Software	—	1.3
Diversified	2.4	—
Drugs & Health Care	8.3	1.0
Electronics	3.7	2.0
Financial Services	2.1	3.0
Food & Beverages	7.5	1.5
Forest & Paper Products	—	0.5
Household Products & Home Furnishings	—	4.4
Insurance	4.0	1.8
Leisure & Entertainment	—	1.1
Metals & Mining	—	13.0
Multimedia	3.4	1.3
Oil & Gas	12.0	9.7
Retail	3.4	1.1
Semiconductors & Components	3.3	10.0
Telecommunications	7.7	15.7
Telecommunications Equipment	0.9	0.2
Tobacco	1.3	1.9
Transportation	2.7	2.3
Utilities	2.7	—

Subtotal	97.3	96.2
Repurchase Agreements	2.6	3.6

Total Investments	99.9%	99.8%

Lazard Retirement Series, Inc.

Portfolios of Investments (concluded)
September 30, 2005 (unaudited)

Valuation of Investments—Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2005

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2005